Consolidated statement of cash flows - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before tax		£ 327	£ 208	£ 815
Adjustments for non-cash items:
Depreciation, amortisation and impairment		66	108	66
Net gain/(losses) from investing activities		218	(15)	(47)
Share of loss/(profit) in associates and joint ventures		21	(83)	(108)
Change in expected credit losses gross of recoveries and other credit impairment charges		210	(102)	(69)
Provisions including pensions		44	50	54
Share-based payment expense		11	50	46
Other non-cash items included in profit before tax		(157)	(50)	(148)
Elimination of exchange differences	[1]	(3,357)	989	3,937
Change in operating assets		(20,113)	16,423	20,916
Change in operating liabilities		57,305	(21,560)	(5,572)
Dividends received from associates		7	0	0
Contributions paid to defined benefit plans		(6)	(11)	(13)
Tax credit/(paid)		750	(516)	(65)
Net cash from operating activities		35,326	(4,509)	19,812
Cash flows from investing activities
Purchase of financial investments		(8,323)	(8,934)	(9,956)
Proceeds from the sale and maturity of financial investments		7,697	9,654	15,373
Net cash flows from the purchase and sale of property, plant and equipment		(16)	(3)	55
Net investment in intangible assets		(10)	(31)	(14)
Net cash outflow from investment in associates and from acquisition of businesses and subsidiaries		0	(24)	(61)
Net cash from investing activities		(652)	662	5,397
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		208		0	£ 0
Subordinated loan capital issued		1,847	(162)	10,628
Subordinated loan capital repaid		(582)	158	(11,060)
Dividends to the parent company		(59)	(136)	(58)
Dividend paid to non-controlling interests		(2)	0	(1)
Net cash from financing activities		1,412	(140)	(491)
Net increase/(decrease) in cash and cash equivalents		36,086	(3,987)	24,718
Cash and cash equivalents at the beginning of the period		140,923	146,211	125,304
Exchange differences in respect of cash and cash equivalents		4,264	(1,301)	(3,811)
Cash and cash equivalents at the end of the period		£ 181,273	£ 140,923	£ 146,211	£ 125,304

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.